Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Depreciable Rates of Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

	%	Mainly %

Laboratory equipment	10	10

Computers, office furniture and equipment	6 - 33	33

Schedule of Major Customer Data as a Percentage of Total Revenues

Major customer data as a percentage of total revenues:

	Year ended December 31,
	2024	2023	2022

Cipher Pharmaceuticals (Canada)	7%	11%	11%
Chong Kun Dang Pharmaceuticals Corp. (South Korea)	11%	25%	25%
Gebro Holding GmbH (Austria)	11%	18%	18%
Ewopharma AG (Switzerland)	30%	46%	46%
Vetbiolix (France)	41%	-	-

Total	100%	100%	100%

Schedule of Antidilutive Shares	The potential ordinary shares and warrants that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:
	Year ended December 31,
	2024	2023	2022

Options	124,829,000	82,477,000	27,002,200
Warrants	2,659,797,128	1,852,010,606	375,197,640

Total	2,784,626,128	1,934,487,606	402,199,840